Stock-Based Compensation (Stock Options, Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term until expiration	8 years
Weighted average grant date fair value of stock options (USD per share)	$ 17.50	$ 12.30	$ 15.73
Weighted average remaining contractual life of outstanding stock options (years)	4 years 4 months 28 days
Share price (USD per share)	$ 59.00
Intrinsic value of stock options outstanding	$ 108
Weighted average remaining contractual life of exercisable stock options (years)	3 years 5 months 9 days
Intrinsic value of stock options exercisable	$ 92
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized future expense of unvested stock options	$ 37
Weighted average period over which future expense of unrecognized stock-based compensation will be recognized (years)	2 years 3 months 18 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period over which grants vest	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period over which grants vest	4 years